Corporate Information (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Entity incorporation date	Dec. 17, 2007
Navios Holdings
Disclosure of subsidiaries [line items]
Ownership percentage	63.80%